MAINSTAY FUNDS TRUST

MainStay Epoch U.S. Small Cap Fund (the “Fund”)

Supplement dated January 30, 2019 (“Supplement”) to the Summary Prospectus, Prospectus and Statement of Additional Information dated February 28, 2018, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, Michael Caputo will no longer serve as a portfolio manager of the Fund. All references to Mr. Caputo are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.